Restructure Charge: (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring Charges			$ 2,100,000
Discontinued Operation, Gain (Loss) On Disposal Of Discontinued Operation, Net Of Tax	$ 0	$ (3,610,000)	0	$ (3,610,000)	$ (3,618,000)	$ 395,000	$ (3,084,000)
Severance Costs					5,100,000
Business Exit Costs					3,400,000
Accrued Restructuring Charges	$ 1,248,000		1,248,000		3,391,000	$ 0
Impairment of Leasehold					$ 44,000
Other Restructuring Costs				4,500,000
Termination Costs Settlement in Stock			$ 1,700,000
Virginia [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs				$ 1,100,000
Incentive Award Plan 2008 [Member]
Restructuring Cost and Reserve [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Shares Issued In Period							380,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value							$ 1,200,000
Segment, Discontinued Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges							$ 829,000
Segment, Discontinued Operations [Member] | Incentive Award Plan 2008 [Member]
Restructuring Cost and Reserve [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Shares Issued In Period					330,000		330,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					$ 800,000		$ 1,100,000
Share Based Compensation Arrangement By Share Based Payment Award Options Vested In Period Fair Value Tax					$ 1,100,000		800,000
Discontinued Operation, Gain (Loss) On Disposal Of Discontinued Operation, Net Of Tax							$ 3,100,000